Consolidated Balance Sheet (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares
Accounts Receivable, Allowance	¥ 39,166	$ 6,146	¥ 24,215
Contract Assets, Net Of Allowances	¥ 14,478	$ 2,272	¥ 3,497	$ 549
Common Class A [Member]
Ordinary Shares, Par value | $ / shares		$ 0.0002		$ 0.0002
Ordinary Shares, Shares authorized	230,000,000	230,000,000	230,000,000	230,000,000
Ordinary Shares, Shares issued	87,784,001	87,784,001	87,457,081	87,457,081
Ordinary Shares, Shares outstanding	87,784,001	87,784,001	87,457,081	87,457,081
Common Class B [Member]
Ordinary Shares, Par value | $ / shares		$ 0.0002		$ 0.0002
Ordinary Shares, Shares authorized	20,000,000	20,000,000	20,000,000	20,000,000
Ordinary Shares, Shares issued	17,324,848	17,324,848	17,324,848	17,324,848
Ordinary Shares, Shares outstanding	17,324,848	17,324,848	17,324,848	17,324,848
Nonrecourse [Member]
Consolidated VIE and its subsidiaries, Current	¥ 279,601	$ 43,874	¥ 169,116
Consolidated VIE and its subsidiaries, Non-current	¥ 38,232	$ 6,000	¥ 263